Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	The following table sets forth the computation of basic and diluted loss per share:
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(2,643,796)	$(5,487,104)
Denominator:
Basic and diluted weighted average shares outstanding	5,339,608	3,849,621

Basic and diluted loss per share	$(0.50)	$(1.43)